Document and Entity Information	4 Months Ended
	Jun. 30, 2013	Jul. 18, 2013
Document And Entity Information
Entity Registrant Name	Arkadia International
Entity Central Index Key	0001581545
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,500,000
Document Fiscal Period Focus	CY
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 59,646
Deposits
Total assets	59,646
Current Liabilities:
Net Increase in Current Liabilities	10,700
Stockholders' equity:
Common stock, $0.001 par value; 75,000,000 shares Authorized; 7,500,000 shares issued and outstanding	96,996
Additional paid in capital
Retained Earnings	(48,050)
Total liabilities and stockholders' equity	$ 59,646

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013
Statement of Financial Position [Abstract]
Common Stock, Par Value Per Share	$ 0.001
Common Stock, Shares Authorized	7,500,000
Common Stock, Shares, Issued	7,500,000
Common Stock, Shares, Outstanding	7,500,000

Statements of Operations (USD $)	4 Months Ended
Jun. 30, 2013
Income Statement [Abstract]
Commission revenue	$ 211,540
Less Cost of Goods Sold:
Auto & Parts	122,738
Shipping	57,038
Total Cost of Goods	179,776
Gross Profit	31,764
Less Operating expenses:
Contract Service	69,501
General and administrative	1,343
Insurance	4,970
Professional fees	4,000
Total operating expenses	79,814
Net income (loss) from operations before income taxes	(48,050)
Provision for income taxes
Net Loss	$ (48,050)
Loss per common share	$ (0.01)
Shares outstanding	7,500,000

Statements of Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning balance, Amount at Feb. 20, 2013
Beginning balance, Shares at Feb. 20, 2013
Sale of common stock, Shares	549,900
Sale of common stock, Amount	549	26,945		27,495
Share-based compensation, Shares	6,950,100
Share-based compensation, Amount	6,950	62,551		69,501
Net Income (loss)				(48,050)
Ending balance, Amount at Jun. 30, 2013	$ 7,500	$ 89,496		$ 48,946
Ending balance, Shares at Jun. 30, 2013	7,500,000

Statements of Cash Flows (USD $)	4 Months Ended
Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (48,050)
Net increase in Capital Stock	69,501
Proceeds from Sale of Common Stock:	27,495
Net Increase in Current Liabilities	10,700
Net Increase in Cash	59,646
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	$ 59,646

Description of Business	4 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1 – DESCRIPTION OF BUSINESS

Arkadia International, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on February 21, 2013 the primary operations of the business will be the acquisition of in demand equipment, cars, goods with the intent to resale these in US territory or export to overseas countries. With the US dollar at an all time valuation low, export businesses have thrived as overseas suppliers can purchase substantial inventories at relatively low prices.

The Company provides this service for individuals, retail customers as well as companies The Company is a development-stage enterprise company and its planned principal activities are to provide export cars and parts out of US territory.

As a development-stage, the Company had limited operating revenues through June 30, 2013. Recorded revenues were generated from clients’ payments and commissions earned through contracted services.

The Company is currently devoting substantially all of its present efforts to securing and establishing a new business.

Summary of Significant Accounting Policies	4 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant account policies described below, as well as the valuation policies described in the next section on valuation.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting).  The Company has adopted a June 30 fiscal year end.

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned. Revenue is considered realized and earned when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; fees to the customer are fixed or determinable; and collection of the resulting receivable is reasonably assured.

Cash equivalents

The Company considers all highly liquid instruments and tries to work on a prepaid purchased with maturity of three months or less from the time of purchase to be cash equivalents. The Company's bank accounts are deposited in insured institutions.

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the recorded book basis and tax basis of assets and liabilities for financial and income tax reporting. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settle. Deferred taxes are also recognized for operating losses that are available to offset future taxable income and tax credits that are available to offset future federal income taxes.

Common stock issued for services	4 Months Ended
Jun. 30, 2013
Equity [Abstract]
Common stock issued for services	NOTE 3 – Common stock issued for services The Company reflects certain non-cash charges associated with common stock issued and rendered for services to the Company’s founders $69,501.

Fair Value of Financial Instruments	4 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	NOTE 4 – FAIR VALUE OF FINANCIAL INSTRUMENTS The carrying amounts of cash and cash equivalents approximate their fair values due to their short-term nature.

Concentration of Credit Risk	4 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 5 – CONCENTRATION OF CREDIT RISK

The Company maintains cash balances at a Wells Fargo financial institution. The balance, at any given time, may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits of $250,000 per institution. The Company’s cash balances at June 30, 2013 were within FDIC insured limits.

Commitments and Contingencies	4 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of its business. The Company is not currently a party to any material legal proceedings, nor is the Company aware of any other pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Stockholders Equity	4 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

From the Company’s inception on February 21, 2013 through June 30, 2013, the Company has issued 7,500,000 shares of common stock, inclusive of 6,950,100 shares issued to the Company founders .The financial statements include a non-cash compensation charge of $69,501 representing the difference between the market price of the shares and the price paid by the founders.

Summary of Significant Accounting Policies (Policies)	4 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Accounting Basis

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting).  The Company has adopted a June 30 fiscal year end.

Revenue recognition

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned. Revenue is considered realized and earned when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; fees to the customer are fixed or determinable; and collection of the resulting receivable is reasonably assured.

Cash equivalents

Cash equivalents

The Company considers all highly liquid instruments and tries to work on a prepaid purchased with maturity of three months or less from the time of purchase to be cash equivalents. The Company's bank accounts are deposited in insured institutions.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the recorded book basis and tax basis of assets and liabilities for financial and income tax reporting. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settle. Deferred taxes are also recognized for operating losses that are available to offset future taxable income and tax credits that are available to offset future federal income taxes.

Common stock issued for services (Details Narrative) (USD $)	4 Months Ended
Jun. 30, 2013
Equity [Abstract]
Common stock issued for services	$ 69,501

Stockholders Equity (Details Narrative)	Jun. 30, 2013
Equity [Abstract]
Total common stock issued	7,500,000
Common stock issued to company founders	6,950,100